Contract liabilities and other advances - Components (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract liabilities [abstract]
Within one year	£ 29,962	£ 9,041
More than one year	16,359	1,265
Contract liabilities and other advances	£ 46,321	£ 10,306	£ 15,087